Results of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	[1]	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2017		May 31, 2016		May 31, 2015
Segment Reporting Information [Line Items]
Net Sales		$ 1,492,846	$ 1,022,496	$ 1,190,770		$ 1,252,063	$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 4,958,175	[2]	$ 4,813,649	[2]	$ 4,594,550	[2]
Income (Expense) Before Income Taxes	[3]										244,333		483,466		453,253
Interest (Expense), Net	[4]										(82,970)		(81,318)		(69,038)
EBIT	[5]										327,303		564,784		522,291
Identifiable Assets		5,090,449					4,764,969				5,090,449		4,764,969		4,680,062
Capital Expenditures											126,109		117,183		85,363
Depreciation and Amortization											116,773		111,039		99,176
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales											2,564,202		2,491,647		2,581,424
Income (Expense) Before Income Taxes	[3]										243,335		257,180		251,903
Interest (Expense), Net	[4]										(7,985)		(6,071)		(8,282)
EBIT	[5]										251,320		263,251		260,185
Identifiable Assets		2,382,784					2,206,062				2,382,784		2,206,062		2,146,244
Capital Expenditures											65,083		78,002		46,975
Depreciation and Amortization											51,529		47,697		48,212
Operating Segments | Specialty Segment
Segment Reporting Information [Line Items]
Net Sales											713,589		684,564		409,297
Income (Expense) Before Income Taxes	[3]										107,904		107,546		63,434
Interest (Expense), Net	[4]										526		814		626
EBIT	[5]										107,378		106,732		62,808
Identifiable Assets		759,822					754,757				759,822		754,757		758,020
Capital Expenditures											14,104		10,238		6,998
Depreciation and Amortization											26,453		25,646		12,619
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales											1,680,384		1,637,438		1,603,829
Income (Expense) Before Income Taxes	[3]										58,726		268,218		274,001
Interest (Expense), Net	[4]										(323)		40		34
EBIT	[5]										59,049		268,178		273,967
Identifiable Assets		1,821,190					1,734,600				1,821,190		1,734,600		1,626,097
Capital Expenditures											45,690		27,269		29,354
Depreciation and Amortization											33,374		31,445		32,153
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes	[3]										(165,632)		(149,478)		(136,085)
Interest (Expense), Net	[4]										(75,188)		(76,101)		(61,416)
EBIT	[5]										(90,444)		(73,377)		(74,669)
Identifiable Assets		$ 126,653					$ 69,550				126,653		69,550		149,701
Capital Expenditures											1,232		1,674		2,036
Depreciation and Amortization											$ 5,417		$ 6,251		$ 6,192

[1]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note B, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[4]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[5]	EBIT is a non-GAAP measure, and is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations. We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, income before income taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.